Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

17. Commitments and Contingencies

In the normal course of business, we have various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements. There are no significant commitments and contingencies other than those disclosed below. Ben is a party to legal actions incidental to the business. Based on the opinion of legal counsel, management has concluded with regard to all commitments and contingencies disclosed below that either the outcome is not probable or the potential liability cannot be reasonably estimated, or both.

Lease Commitments

The Company operates on a month-to-month rental basis for its office premises. Rental expense for our premises for the three months ended September 30, 2025 and 2024, totaled nominal and $0.2 million, respectively. Rental expense for our premises for the six months ended September 30, 2025 and 2024, totaled $0.1 million and $0.3 million, respectively.

Unfunded Capital Commitments

The Customer ExAlt Trusts had $37.0 million and $41.6 million of potential gross capital commitments as of September 30, 2025 and March 31, 2025, respectively, representing potential limited partner capital funding commitments on the interests in alternative asset funds. The Customer ExAlt Trusts holding the interest in the limited partnership for the alternative asset fund is required to fund these limited partner capital commitments per the terms of the limited partnership agreement. Capital funding commitment reserves are maintained by certain of the associated trusts within the ExAlt PlanTM or affiliated entities. To the extent that the associated Customer ExAlt Trust or their affiliated entities cannot pay the capital funding commitment, Ben is obligated to lend sufficient funds to meet the commitment. Any amounts advanced by Ben to the Customer ExAlt Trusts for these limited partner capital funding commitments above the associated capital funding commitment reserves, if any, held by the associated Customer ExAlt Trusts or their affiliated entities are added to the ExAlt Loan balance between Ben and the Customer ExAlt Trusts and are expected to be recouped through the cash distributions from the alternative asset fund that collateralizes such ExAlt Loan.

Capital commitments generally originate from limited partner agreements having fixed or expiring expiration dates. The total limited partner capital funding commitment amounts may not necessarily represent future cash requirements. The majority, or 95%, of our portfolio with an unfunded commitment has a vintage of 2012 and prior. As the vintages continue to age, a cash requirement becomes less likely. We consider the creditworthiness of the investment on a case-by-case basis. At September 30, 2025 and March 31, 2025, there were no reserves for losses on unused commitments to fund potential limited partner capital funding commitments.

Legal Proceedings

Paul Capital Advisors Lawsuit

On February 18, 2022, Paul Capital Advisors (“PCA”) filed a lawsuit against MHT, Ben, and two trust advisors (the “Trust Advisors”), Murray Holland (part-owner of MHT and who served as the President and CEO of GWG Holdings beginning in mid-2019 through November 2022) and James Turvey (a former employee of Ben). While Ben was named as a defendant, PCA did not assert claims against or seek relief from Ben but instead only sought the removal and replacement of the Trust Advisors. The lawsuit concerns a set of transactions that utilized a trust structure with MHT as the sole beneficiary.

On April 18, 2022, PCA amended its original complaint. The amended complaint asserted six new causes of action arising out of the same set of transactions, including, (i) purported breaches of contract against Ben, MHT, and the Trust Advisors; (ii) purported fraud against MHT, Ben and certain officers of Ben; and (iii) promissory estoppel against MHT, Ben, and the Trust Advisors. The amended complaint also sought additional relief in the form of (x) damages “in an amount to be proven at trial” and (y) an order granting rescission of an amendment to one of the transaction agreements or a holding declaring it invalid.

On October 3, 2022, the Court entered an order dismissing count I of PCA’s complaint in accordance with its memorandum opinion and count II in light of the parties’ agreement that it should also be dismissed. On November 1, 2022, defendants filed their opening briefs in support of their motions to dismiss the remaining counts. On December 20, 2022, PCA filed its answering brief in opposition to defendants’ motions to dismiss the remaining counts. In accordance with the parties’ stipulated briefing schedule, defendants’ reply briefs were due by January 24, 2023. Oral argument on the motions to dismiss was held on May 8, 2023. On August 29, 2023, the Court issued a letter opinion that denied defendants’ motions to dismiss with respect to most of the remaining counts, explaining that the Court was unwilling to determine the parties’ rights under the various agreements at the pleadings stage and that discovery may make these issues ripe for summary judgment. The Court did, however, grant defendants’ motions to dismiss as to one of PCA’s promissory estoppel claims and its claim for equitable fraud. On October 25, 2023, defendants filed their respective answers to PCA’s second amended complaint.

On November 9, 2023, defendants filed a motion to bifurcate, requesting that the Court of Chancery first resolve the threshold issue of PCA’s standing under the CVR Contract and Exchange Trust Agreements before proceeding on the merits. On November 29, 2023, PCA filed its opposition to defendants’ motion to bifurcate, and on December 8, 2023, defendants filed their reply brief. On June 24, 2024, the Court of Chancery heard oral argument and issued its ruling granting defendants’ motion to bifurcate. In its ruling, the Court of Chancery ordered the parties to promptly conduct limited standing-related discovery to allow final resolution of the standing issue on summary judgment.

Defendants intend to vigorously defend against each and every cause of action asserted against them in the second amended complaint. Due to the inherent uncertainties of litigation, we cannot accurately predict the ultimate outcome of this matter. Given the uncertainty of litigation and the preliminary stage of this claim, we are currently unable to estimate the probability of the outcome of these actions or the range of reasonably possible losses, if any, or the impact on our results of operations, financial condition or cash flows; however, the maximum exposure of the litigation with PCA could be up to $350 million plus costs and expenses.

Equity Awards Arbitration

On December 16, 2022, a former member of the Board of Directors of Beneficient Management, LLC (the “Claimant”) initiated a private arbitration in the International Court of Arbitration of the International Chamber of Commerce, challenging the termination of certain equity awards under two incentive plans by the administrator of the incentive plans. The Claimant sought total damages of $36.3 million plus attorney’s fees and punitive damages. On April 23, 2024, the sole arbitrator held that in terminating the Claimant’s equity awards, the Company had breached its contractual obligations, and as a result, awarded the Claimant $55.3 million in compensatory damages, including pre-judgment interest, plus post-judgment interest (the “Arbitration Award”). Neither attorneys’ fees nor punitive damages were awarded to the Claimant. The Company was also asked to pay arbitration-related costs in the amount of approximately $0.1 million. The Company recorded a loss related to the Arbitration Award in the year ended March 31, 2024 consolidated statement of comprehensive income (loss) in the amount of $55.0 million.

On July 29, 2024, the Texas State District Court, Dallas County 134th Judicial District (the “Texas District Court”) entered an order vacating the Arbitration Award in its entirety. The Texas District Court directed the parties to file motions requesting any further relief that may be available within twenty days of the order. On August 2, 2024, the Claimant filed an appeal to challenge the order vacating the Arbitration Award in the Texas Fifth Court of Appeals. The Claimant filed his opening brief on October 28, 2024, and the Company filed its response brief on January 21, 2025. On February 10, 2025, the Claimant filed his reply brief. The Texas Fifth Court of Appeals heard oral arguments in April 2025. On October 10, 2025, the Texas Fifth Court of Appeals reversed the judgment of the Texas District Court and confirmed the previous Arbitration Award. On November 12, 2025, the Company filed a motion for re-hearing with the Texas Fifth Court of Appeals. The Company will continue to vigorously defend itself in this matter and we are exploring available options with respect to the Arbitration Award, which may include appealing to the Texas Supreme Court or working with the Claimant in the arbitration on settlement terms that could reduce the potential near term cash obligations associated with the arbitration.

As a result of the order issued on July 29, 2024, the Company released the liability associated with the Arbitration Award, which resulted in the release of the previously recognized loss contingency accrual in the amount of $55.0 million being reflected in the six months ended September 30, 2024 consolidated statement of comprehensive income (loss). As a result of the order issued on October 10, 2025, the Company recorded a loss contingency associated with the Arbitration Award, including post-judgment interest and fees, which resulted in a loss of $62.8 million being reflected in the six months ended September 30, 2025 consolidated statement of comprehensive income (loss). Additional interest accruing on the Arbitration Award during the three months ended September 30, 2025 totaled $1.7 million and is reflected in the interest expense line item in the consolidated statements of comprehensive income (loss).

GWG Holdings Reorganization and Other Litigation

On April 20, 2022 and October 31, 2022, GWG Holdings and certain of its subsidiaries (the “Debtors”) filed voluntary petitions for reorganization under Chapter 11 of the United States Bankruptcy Code thereby commencing those certain chapter 11 cases (the “Chapter 11 Cases”). As part of the Chapter 11 reorganization process, it is possible that claims or causes of action arising from prior transactions with GWG Holdings could be advanced against BCG as part of the Chapter 11 Cases or in separate litigation. Such claims and causes of action could include (i) a request to avoid some or all of such transactions, including the transaction whereby GWG Holdings released its right to appoint a majority of the members of Ben Management’s board of directors, (ii) challenges to the reasonableness of the value received by the Debtors in such transactions, and (iii) efforts to recover the value of any transfers to BCG. A mediator has been appointed to oversee the mediation of certain matters between BCG, GWG Holdings and its debtor-affiliates, and certain other constituencies. The mediation commenced on January 30, 2023 and is still ongoing. We estimate that the maximum potential negative impact of any Retained Causes of Action to be between approximately $155 million and $382 million.

Further, the Official Committee of Bondholders (the “OBC”) in the Chapter 11 Cases has also filed a motion seeking standing to prosecute causes of actions on behalf of the Debtors’ estate. The OBC’s motion was deemed to be withdrawn upon the effective date of the Debtors’ bankruptcy plan, which occurred on August 1, 2023. The OBC’s motion set forth causes of action related to certain past transactions between the Debtors and Ben, including its directors. The OBC’s motion stated the proposed claims could add a maximum exposure of up to $500 million worth of additional value to the Debtors’ estate. Ben and its former CEO filed motions to object to the OBC’s motion that refutes the allegations. The Debtors have indicated they oppose the OBC’s motion for standing and intend to address such alleged claims, if any, as part of a global plan of reorganization, including a possible mediated resolution. Ben intends to vigorously defend itself against any claims, should they be brought by the Litigation Trust.

GWG Litigation Trust Adversary Proceedings

On April 19, 2024, the Litigation Trustee filed a complaint (the “LT Complaint”) as an Adversary Proceeding in the bankruptcy of GWG Holdings, Inc. currently pending in the United States Bankruptcy Court in the Southern District of Texas against Ben Management, the Company, BCH, BCC, Beneficient Capital Company, L.L.C. (“New BCC”), BHI, various current or former officers and directors of the Company, HCLP and certain of its affiliates, former officers and directors of the Company’s former parent company, trustees of certain trusts that are directly or indirectly controlled by, or operate for the benefit of, Ben’s former CEO and founder or his family, entities directly or indirectly held by, or that are under common control with, such trusts, and in which Ben’s former CEO and his family members are among classes of economic beneficiaries, whether or not Ben’s former CEO is entitled to economic distributions from such trusts, and others. The LT Complaint alleges causes of action that include (i) actual or constructive fraudulent transfer for certain transactions between GWG and the Company or its affiliates, (ii) breaches of fiduciary duty, aiding and abetting breaches of fiduciary duty, and civil conspiracy, (iii) unjust enrichment, (iv) avoidance of any purported releases of the defendants, and (v) disallowance of the claims filed by certain defendants, including the Company, in the GWG bankruptcy case.

More specifically, such challenged transactions relate to (i) GWG’s purchase of $10 million of equity in the Company on June 12, 2019, (ii) GWG’s commitment on May 31, 2019 to loan trusts affiliated with the Company $65 million that GWG funded in two tranches ($50 million on June 3, 2019 and $15 million on November 22, 2019) and the repayment of such loan, (iii) GWG’s capital contribution to the Company of $79 million on December 31, 2019, (iv) approximately $145 million in capital contributions by GWG to the Company pursuant to a Preferred Series C Unit Purchase Agreement, and (v) the Company’s ultimate decoupling from GWG. Additionally, the LT Complaint seeks to void the debts owed by the Company to HCLP. The LT Complaint seeks to, among other things, void certain of the transactions and/or recover damages, attorney’s fees and expenses, pre-judgment and post-judgment interest.

On August 29, 2024, the Company and related entities moved to dismiss the claims asserted against them. Ben’s former CEO and related entities also moved to dismiss the claims asserted against them. The remaining defendants moved to dismiss the claims asserted against them on November 4, 2024. The motions remain pending as to related entities to Ben’s former CEO. On December 26, 2024, the Litigation Trustee, the Company, its affiliates and officers and directors, and other defendants insured under the applicable insurance policies filed a stipulation informing the court that they had reached an agreement in principle to settle the case. On June 13, 2025, the Bankruptcy Court for the Southern District of Texas approved the settlement agreement resolving all claims pending in the Bankruptcy Court under the lawsuits related to GWG Holdings, Inc. against the Company, its subsidiaries, and each of their current and former directors and officers. The settlement does not require any payment by the Company or its affiliates and officers and directors and resolves the Adversary Proceeding. The securities class action described below is also contemplated to be resolved by this settlement. On September 25, 2025, the United States District Court for the Northern District of Texas granted the motion for preliminary approval of the settlement. A hearing on whether to grant final approval of the settlement has been set for January 13, 2026.

The terms of the settlement are within the policy limits of the Company’s insurance policy with respect to such claims, and the Company expects the settlement will be entirely funded by insurance proceeds. Accordingly, the Company has recorded an estimated liability of $34.5 million in accounts payable and accrued expenses and estimated insurance recoveries of $34.5 million in other assets, net, in the consolidated statement of financial condition as of September 30, 2025 and March 31, 2025. The amounts reflected in our consolidated financial statements for the estimated liability and insurance recoveries represents an estimate of the amounts attributable to Ben, its consolidated subsidiaries, and directors as part of a broader settlement also involving other parties.

The Company owes indemnification obligations pursuant to certain existing contracts, including to certain parties included in the LT Complaint that are not parties to the settlement in principle described above. The Company is required to indemnify these parties for losses they incur in connection with the LT Complaint, including for their defense of the LT Complaint and any judgment entered against them in the LT Complaint.

Scura Action

On March 30, 2023, David Scura and Clifford Day, on behalf of themselves and all others similarly situated, filed a class action lawsuit in the United States District Court for Northern District of Texas against Ben, certain current and former members of its Board (Brad K. Heppner, Peter T. Cangany, Jr., Richard W. Fisher, Thomas O. Hicks, Dennis P. Lockhart, and Bruce W. Schnitzer), certain past members of the board of directors of GWG Holdings (Jon R. Sabes and Steven F. Sabes), FOXO Technologies Inc. (“FOXO”), and Emerson Equity LLC (“Emerson”) (the “Scura Action”). The suit alleged that the defendants defrauded GWG Holdings’ investors, and it asserted claims on behalf of a putative class consisting of all persons and entities who purchased or otherwise acquired GWG Holdings’ L Bonds or preferred stock of GWG Holdings between December 23, 2017, and April 20, 2022. The suit alleged that (i) BCG, the individual defendants, and FOXO violated Sections 10(b) of the Exchange Act and SEC Rule 10b-5 promulgated thereunder, (ii) that the individual defendants violated Section 20(a) of the Exchange Act and (iii) that Emerson violated Section 15(c)(1)(A) of the Exchange Act. The complaint did not allege the total amount of damages sought by the plaintiffs. On June 8, 2023, the plaintiffs in the Scura Action filed a voluntary notice of dismissal without prejudice.

On October 27, 2023, David Scura filed a petition in Dallas County District Court against Brad K. Heppner, Jon R. Sabes, Steven F. Sabes, Peter T. Cangany, Jr., Thomas O. Hicks, Dennis P. Lockhart, Bruce W. Schnitzer, the Company and FOXO, alleging violation of the Texas Securities Act, common law fraud, unjust enrichment, and civil conspiracy to defraud and seeking compensatory damages, costs and expenses. The same day, Clifford Day and Carla Monahan filed a petition in Dallas County District Court against the same defendants, alleging the same claims. On April 10, 2024, the plaintiffs and Ben parties entered into a twelve-month tolling agreement, and the plaintiffs filed motions to nonsuit their claims that the courts granted on April 12, 2024 and April 16, 2024, respectively.

The plaintiffs re-filed their claims in Dallas County District Court on November 22, 2024. On January 17, 2025, the plaintiffs filed notices informing the court that the parties had reached an agreement in principle to settle all claims and anticipate dismissing the cases following the settlement documentation process. The settlement does not require any payment by the Company or the other defendants. The parties entered into a settlement agreement on July 28, 2025, pursuant to which the Plaintiffs filed a notice of nonsuit with prejudice on August 22, 2025, which was effectively immediately upon filing.

Bayati Action

On May 3, 2023, Thomas Horton and Frank Moore, in their capacities as the Lead Plaintiffs in the Bayati Action (the “Lead Plaintiffs”), filed a motion to lift the automatic stay in the Chapter 11 Cases in order to file a motion in the Northern District of Texas seeking to consolidate the Bayati and Scura Actions under the Private Securities Litigation Reform Act. On June 8, 2023, the plaintiffs in the Scura Action filed a voluntary notice of dismissal without prejudice.

On August 16, 2023, Thomas Horton and Frank Moore, in their capacities as the Lead Plaintiffs in the Bayati Action, filed a notice regarding the confirmation of the Debtors’ Chapter 11 plan in the GWG bankruptcy, a motion seeking to lift the bankruptcy stay and a motion to consolidate the Bayati and Horton Actions. On September 12, 2023, the court entered an order consolidating the Bayati and Horton Actions. The court ordered that the consolidated action shall bear the caption “In re GWG Holdings, Inc. Securities Litigation.” The court lifted the bankruptcy stay and ordered the Lead Plaintiffs to file a new consolidated complaint within 20 days.

On October 2, 2023, the Lead Plaintiffs filed a Consolidated Class Action Complaint against the Company, Brad K. Heppner, Peter T. Cangany, Jr., Thomas O. Hicks, Dennis P. Lockhart, Bruce W. Schnitzer, Murray T. Holland, Timothy L. Evans, David H. de Weese, Roy W. Bailey, David F. Chavenson, and Whitley Penn LLP, alleging Securities Act violations arising out of the Offering. The complaint alleges that the individual defendants violated Sections 11, 12(a)(2), and 15 of the Securities Act, and further alleges that the Company violated Section 15 of the Securities Act. The Company, Brad K. Heppner, Peter T. Cangany, Jr., Thomas O. Hicks, Dennis P. Lockhart, and Bruce W. Schnitzer filed a motion to dismiss the complaint on November 7, 2023. On January 4, 2024, defendants Murray Holland, Tim Evans, Roy Bailey, Whitley Penn, David Chavenson and David H. de Weese filed motions to dismiss. The Lead Plaintiffs’ responded to the various motions to dismiss on February 20, 2024, and the defendants (other than Whitley Penn) filed replies in support of the motions to dismiss on March 21, 2024. On October 24, 2024, the court granted defendants’ motions to dismiss and dismissed the claims without prejudice. The Lead Plaintiffs filed an amended complaint on November 14, 2024. On December 26, 2024, the Lead Plaintiff, the Company, and other defendants filed a motion informing the court that they had reached an agreement in principle to settle the claims on a class-wide basis. The settlement in principle does not require any payment by the Company or its affiliates and officers and directors. While the settlement has been approved by the Bankruptcy Court for the Southern District of Texas as it relates to the GWG Litigation Trust Adversary Proceedings as described above, this matter has not yet been approved by the relevant court. The Lead Plaintiffs filed a motion for preliminary approval and, on September 25, 2025, the United States District Court for the Northern District of Texas granted the motion for preliminary approval of the settlement. A hearing on whether to grant final approval of the settlement has been set for January 13, 2026. If the settlement is not approved, the Company intends to vigorously defend itself in the litigation.

This litigation (and related litigation against other parties that is not part of the settlement) can subject us and certain of our directors to substantial costs and divert resources and the attention of management from our business. If these claims are successful, our business could be seriously harmed. Even if the claims do not result in protracted litigation or are resolved in our favor and the favor of our directors, the time and resources needed to resolve such claims could divert our management’s resources and adversely affect our business.

The settlement of the LT Complaint utilizes substantially all of the amount of insurance coverage available to the Company on certain continuing legal matters. Therefore, ongoing defense costs and, to the extent there are any, awards against the Company associated with these legal matters will be borne by the Company. Prior to the settlement of the LT Complaint, the substantial majority of the defense costs related to these certain continuing legal matters, were covered under the terms of our directors and officers insurance policies.

Wells Notice

On June 29, 2023, the Company received a “Wells Notice” from the Staff of the SEC’s Division of Enforcement, stating that the Staff has made a preliminary determination to recommend that the SEC file a civil enforcement action against the Company alleging violations of certain provisions of the Securities Act and the Exchange Act. The staff’s allegations appeared to relate to, among other things, the Company’s association with an amendment to the debt coverage ratio calculation approved by certain holders of GWG Holdings issued debt in 2019 under an indenture and related disclosures by GWG, the December 31, 2019 valuation of the Company’s goodwill by a third-party valuation agent, potential contractual rights concerning an amendment to the Company’s governing documents, and other items in the historical disclosures of GWG.

On July 1, 2024, the Company received a termination letter from the SEC advising the Company that the SEC’s investigation related to the Company had concluded and that the Staff does not intend to recommend any enforcement actions by the SEC. The termination letter was provided to the Company under the guidelines of the final paragraph of Securities Act Release No. 5310 which states, among other things, that “[such notice] must in no way be construed as indicating that the party has been exonerated or that no action may ultimately result from the staff’s investigation of that particular matter.” While there have been no further actions to date, there can be no assurance that there will not be any further action on this or other matters by the SEC.

YWCA Action

On December 6, 2024, Young Women’s Christian Association of Rochester and Monroe County (“YWCA”) filed a derivative and class action lawsuit in the Delaware Court of Chancery against Hatteras Funds, LP and Hatteras Investment Partners, LP (together, “HIP”); Hatteras Master Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund (the “TEI Institutional Fund,” and together with Hatteras Master Fund, L.P., the “Funds”); various current or former officers and directors of the Funds (David B. Perkins, H. Alexander Holmes, Steven E. Moss, Gregory S. Sellers, and Thomas Mann) (collectively, the “Director Defendants,” and together with HIP, the “Hatteras Defendants”); and Beneficient and Bradley K. Heppner (the “Ben Defendants”). YWCA, as a unitholder of the TEI Institutional Fund, asserts claims against the Hatteras Defendants for breach of fiduciary duty, breach of contract, and unjust enrichment arising from a plan to liquidate the Funds that involved a transaction with the Company. YWCA also asserts claims against the Ben Defendants for fraud, aiding and abetting breach of fiduciary duty, and unjust enrichment in connection with this transaction.

On January 10, 2025, the Hatteras Defendants and Mr. Perkins filed a Notice of Removal, removing the action to the United States District Court of the District of Delaware (the “District Court”) pursuant to the Class Action Fairness Act, 28 U.S.C. § 1453(b), and 28 U.S.C. § 1332(d), which provides for federal jurisdiction over certain class action lawsuits. On January 28, 2025, YWCA filed an amended complaint, which continues to assert the derivative claims asserted in its original complaint (Counts I-VII) but no longer asserts the class action claim (formerly Count VIII). As a result, the parties entered into a stipulation remanding the case to the Court of Chancery for all further proceedings, which was entered by the District Court on February 5, 2025. On February 6, 2025, the parties filed a Joint Stipulation and Proposed Order Setting Time to Respond to Amended Complaint in the Court of Chancery. On March 3, 2025, the Ben Defendants filed a motion to dismiss the complaint and an opening brief in support of such motion. On April 18, 2025, YWCA filed its opposition to the motions to dismiss, and on May 12, 2025, Defendants filed their replies. The Court is scheduled to hear oral argument on the motions to dismiss on December 5, 2025. The Company intends to vigorously defend against these claims.

Templeton Revocable Trust Action

On May 16, 2025, Susan J. Templeton Revocable Trust (“Templeton Trust”) filed a derivative complaint in in the Delaware Court of Chancery against HIP, David B. Perkins (Mr. Perkins, together with HIP, the “Hatteras Templeton Defendants”), the Company, and Brad Heppner (“Mr. Heppner,” together with Ben, the “Ben Templeton Defendants”). Templeton Trust, as a unit holder of nominal defendant Hatteras Evergreen Private Equity Fund, LLC (the “Fund”), asserts the following claims arising from a plan to liquidate the Fund that involved a transaction with the Company: (i) direct and derivative claims against the Hatteras Templeton Defendants for breach of fiduciary duty, (ii) derivative claims against HIP and the Ben Templeton Defendants for unjust enrichment, and a derivative claim against the Ben Templeton Defendants for aiding and abetting breach of fiduciary duty. The Company intends to vigorously defend against these claims.

Lazard Action

On March 17, 2025, Lazard Frères & Co. LLC (“Lazard”) filed a complaint against the Company in the U.S. District Court for the Southern District of New York, alleging that the Company breached the terms of its previous contract with Lazard by failing to timely pay amounts owed thereunder. Lazard seeks damages in the amount of approximately $4.5 million in addition to costs, attorneys’ fees and prejudgment interest. In June 2025, the Company reached a settlement with Lazard for payment of approximately $2.5 million based on a payment schedule outlined in the settlement agreement. The Company had previously accrued the $4.5 million in its statement of financial condition and upon the completion of the payments outlined in the settlement agreement will release the additional accrual of $2.0 million. As of the date of the filing of this Quarterly Report on Form 10-Q, all required payments under the payment schedule outlined in the settlement agreement have been made on a timely basis.

HCLP Actions

On August 5, 2025, HCLP filed a summons with notice in the Supreme Court of the State of New York seeking a judgment against the Company for amounts owed under the HCLP Loan Agreement in addition to attorney’s fees and litigation costs. The summons with notice did not include a complaint and has not been served on the Company. In light of these circumstances, the Company is evaluating the validity of its obligations under the HCLP Loan Agreement and the liens securing the HCLP Loan and is considering all options that it may pursue related to this conduct, including counter claims and litigation against Mr. Heppner, HCLP and any direct or indirect control parties of HCLP. The Company intends to vigorously pursue its claims regarding the validity of such purported indebtedness.

On October 10, 2025, HCLP brought an action in the Delaware Court of Chancery against Delaware Trust Company (“DTC”) individually and as trustee for twenty-five Custody Trusts (the “Custody Trusts”). The Custody Trusts hold collateral against which certain of the Company’s ExAlt Loans are made. HCLP purports to be lender to BCH and its affiliates and asserts that the Company owes HCLP approximately $122 million on two loans which it claims are in default. HCLP further alleges that the Custody Trusts guaranteed the loans which are secured by certain pledge agreements. The action seeks to enforce the guarantees and the pledge agreements and prevent any future distributions to the Company. HCLP also filed a motion for a temporary restraining order which seeks to enjoin DTC, in the interim, from selling, transferring, or encumbering the assets held by the Custody Trusts. The parties entered into an agreed form of order which was approved by the court. Under the order, DTC agreed to not transfer, sell, encumber or other dispose of the collateral held by the Custody Trusts and the parties agreed to request a trial date in mid-2026. The Company is not named in either the action or the motion. Due to the Company identifying credible evidence that Mr. Heppner participated in fabricating and delivering fake documents to the Company regarding his and others’ relationships to HCLP, among other items, the Company is evaluating the validity of its obligations under the HCLP Loan Agreement and the liens securing the HCLP Loan and is considering all options that it may pursue related to this conduct, including litigation against Mr. Heppner, HCLP and any direct or indirect control parties of HCLP and their agents.

20. Commitments and Contingencies

In the normal course of business, we have various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements. There are no significant commitments and contingencies other than those disclosed below. Ben is a party to legal actions incidental to the business. Based on the opinion of legal counsel, management has concluded with regard to all commitments and contingencies disclosed below that either the outcome is not probable or the potential liability cannot be reasonably estimated, or both.

Lease Commitments

The Company operates on a month-to-month rental basis for its office premises. The Company also had subleased an aircraft under the Aircraft Sublease, which expired on January 1, 2024, with Bradley Capital as discussed in Note 16. Rental expense for our premises and for the Aircraft Sublease for the years ended March 31, 2025 and 2024, totaled $0.6 million and $5.1 million, respectively.

Unfunded Capital Commitments

The Customer ExAlt Trusts had $41.6 million and $47.8 million of potential gross capital commitments as of March 31, 2025 and 2024, respectively, representing potential limited partner capital funding commitments on the interests in alternative asset funds. The Customer ExAlt Trusts holding the interest in the limited partnership for the alternative asset fund is required to fund these limited partner capital commitments per the terms of the limited partnership agreement. Capital funding commitment reserves are maintained by certain of the associated trusts within the ExAlt PlanTM or affiliated entities. To the extent that the associated Customer ExAlt Trust or their affiliated entities cannot pay the capital funding commitment, Ben is obligated to lend sufficient funds to meet the commitment. Any amounts advanced by Ben to the Customer ExAlt Trusts for these limited partner capital funding commitments above the associated capital funding commitment reserves, if any, held by the associated Customer ExAlt Trusts and are expected to be recouped through the cash distributions from the alternative asset fund that collateralizes such ExAlt Loan.

Capital commitments generally originate from limited partner agreements having fixed or expiring expiration dates. The total limited partner capital funding commitment amounts may not necessarily represent future cash requirements. The majority, or 89%, of our portfolio with an unfunded commitment has a vintage of 2012 and prior. As the vintages continue to age, a cash requirement becomes less likely. We consider the creditworthiness of the investment on a case-by-case basis. At March 31, 2025 and 2024, there were no reserves for losses on unused commitments to fund potential limited partner capital funding commitments.

Legal Proceedings

Paul Capital Advisors Lawsuit

On February 18, 2022, Paul Capital Advisors (“PCA”) filed a lawsuit against MHT, Ben, and two trust advisors (the “Trust Advisors”), Murray Holland (part-owner of MHT and who served as the President and CEO of GWG Holdings beginning in mid-2019 through November 2022) and James Turvey (a former employee of Ben). While Ben was named as a defendant, PCA did not assert claims against or seek relief from Ben but instead only sought the removal and replacement of the Trust Advisors. The lawsuit concerns a set of transactions that utilized a trust structure with MHT as the sole beneficiary.

On April 18, 2022, PCA amended its original complaint. The amended complaint asserted six new causes of action arising out of the same set of transactions, including, (i) purported breaches of contract against Ben, MHT, and the Trust Advisors; (ii) purported fraud against MHT, Ben and certain officers of Ben; and (iii) promissory estoppel against MHT, Ben, and the Trust Advisors. The amended complaint also sought additional relief in the form of (x) damages “in an amount to be proven at trial” and (y) an order granting rescission of an amendment to one of the transaction agreements or a holding declaring it invalid.

On October 3, 2022, the Court entered an order dismissing count I of PCA’s complaint in accordance with its memorandum opinion and count II in light of the parties’ agreement that it should also be dismissed. On November 1, 2022, defendants filed their opening briefs in support of their motions to dismiss the remaining counts. On December 20, 2022, PCA filed its answering brief in opposition to defendants’ motions to dismiss the remaining counts. In accordance with the parties’ stipulated briefing schedule, defendants’ reply briefs were due by January 24, 2023. Oral argument on the motions to dismiss was held on May 8, 2023. On August 29, 2023, the Court issued a letter opinion that denied defendants’ motions to dismiss with respect to most of the remaining counts, explaining that the Court was unwilling to determine the parties’ rights under the various agreements at the pleadings stage and that discovery may make these issues ripe for summary judgment. The Court did, however, grant defendants’ motions to dismiss as to one of PCA’s promissory estoppel claims and its claim for equitable fraud. On October 25, 2023, defendants filed their respective answers to PCA’s second amended complaint.

On November 9, 2023, defendants filed a motion to bifurcate, requesting that the Court of Chancery first resolve the threshold issue of PCA’s standing under the CVR Contract and Exchange Trust Agreements before proceeding on the merits. On November 29, 2023, PCA filed its opposition to defendants’ motion to bifurcate, and on December 8, 2023, defendants filed their reply brief. On June 24, 2024, the Court of Chancery heard oral argument and issued its ruling granting defendants’ motion to bifurcate. In its ruling, the Court of Chancery ordered the parties to promptly conduct limited standing-related discovery to allow final resolution of the standing issue on summary judgment.

Defendants intend to vigorously defend against each and every cause of action asserted against them in the second amended complaint. Due to the inherent uncertainties of litigation, we cannot accurately predict the ultimate outcome of this matter. Given the uncertainty of litigation and the preliminary stage of this claim, we are currently unable to estimate the probability of the outcome of these actions or the range of reasonably possible losses, if any, or the impact on our results of operations, financial condition or cash flows; however, the maximum exposure of the litigation with PCA could be up to $350 million plus costs and expenses.

Equity Awards Arbitration

On December 16, 2022, a former member of the Board of Directors of Beneficient Management, LLC (the “Claimant”) initiated a private arbitration in the International Court of Arbitration of the International Chamber of Commerce, challenging the termination of certain equity awards under two incentive plans by the administrator of the incentive plans. The Claimant sought total damages of $36.3 million plus attorney’s fees and punitive damages. On April 23, 2024, the sole arbitrator held that in terminating the Claimant’s equity awards, the Company had breached its contractual obligations, and as a result, awarded the Claimant $55.3 million in compensatory damages, including pre-judgment interest, plus post-judgment interest (the “Arbitration Award”). Neither attorneys’ fees nor punitive damages were awarded to the Claimant. The Company was also asked to pay arbitration-related costs in the amount of approximately $0.1 million. The Company recorded a loss related to the Arbitration Award in the year ended March 31, 2024 consolidated statement of comprehensive income (loss) in the amount of $55.0 million. The liability associated with the Arbitration Award was reflected in the accounts payable and accrued expenses line item in the March 31, 2024 consolidated statement of financial condition.

On July 29, 2024, the Texas State District Court, Dallas County 134th Judicial District (the “Texas District Court”) entered an order vacating the Arbitration Award in its entirety. The Texas District Court directed the parties to file motions requesting any further relief that may be available within twenty days of the order. On August 2, 2024, the Claimant filed an appeal to challenge the order vacating the Arbitration Award in the Texas Fifth Court of Appeals. The Claimant filed his opening brief on October 28, 2024, and the Company filed its response brief on January 21, 2025. On February 10, 2025, the Claimant filed his reply brief. The Texas Fifth Court of Appeals heard oral arguments in April 2025. A specific timeline for making a final decision has not been provided by the Court of Appeals. The Company continues to vigorously defend itself in connection with the appeal.

As a result of the order, the Company released the liability associated with the Arbitration Award, which resulted in the release of the previously recognized loss contingency accrual in the amount of $55.0 million being reflected in the year ended March 31, 2025 consolidated statement of comprehensive income (loss).

GWG Holdings Reorganization and Other Litigation

On April 20, 2022 and October 31, 2022, GWG Holdings and certain of its subsidiaries (the “Debtors”) filed voluntary petitions for reorganization under Chapter 11 of the United States Bankruptcy Code thereby commencing those certain chapter 11 cases (the “Chapter 11 Cases”). As part of the Chapter 11 reorganization process, it is possible that claims or causes of action arising from prior transactions with GWG Holdings could be advanced against BCG as part of the Chapter 11 Cases or in separate litigation. Such claims and causes of action could include (i) a request to avoid some or all of such transactions, including the transaction whereby GWG Holdings released its right to appoint a majority of the members of Ben Management’s board of directors, (ii) challenges to the reasonableness of the value received by the Debtors in such transactions, and (iii) efforts to recover the value of any transfers to BCG. A mediator has been appointed to oversee the mediation of certain matters between BCG, GWG Holdings and its debtor-affiliates, and certain other constituencies. The mediation commenced on January 30, 2023 and is still ongoing. We estimate that the maximum potential negative impact of any Retained Causes of Action to be between approximately $155 million and $382 million.

Further, the Official Committee of Bondholders (the “OBC”) in the Chapter 11 Cases has also filed a motion seeking standing to prosecute causes of actions on behalf of the Debtors’ estate. The OBC’s motion was deemed to be withdrawn upon the effective date of the Debtors’ bankruptcy plan, which occurred on August 1, 2023. The OBC’s motion set forth causes of action related to certain past transactions between the Debtors and Ben, including its directors. The OBC’s motion stated the proposed claims could add a maximum exposure of up to $500 million worth of additional value to the Debtors’ estate. Ben and its former CEO filed motions to object to the OBC’s motion that refutes the allegations. The Debtors have indicated they oppose the OBC’s motion for standing and intend to address such alleged claims, if any, as part of a global plan of reorganization, including a possible mediated resolution. Ben intends to vigorously defend itself against any claims, should they be brought by the Litigation Trust.

GWG Litigation Trust Adversary Proceedings

On April 19, 2024, the Litigation Trustee filed a complaint (the “LT Complaint”) as an Adversary Proceeding in the bankruptcy of GWG Holdings, Inc. currently pending in the United States Bankruptcy Court in the Southern District of Texas against Ben Management, the Company, BCH, Beneficient Capital Company II, L.L.C., f/k/a Beneficient Capital Company, L.L.C. (together with New BCC, defined herein, “BCC”), Beneficient Capital Company, L.L.C. (“New BCC”), Beneficient Holdings, Inc. (“BHI”), various current or former officers and directors of the Company, HCLP and certain of its affiliates, former officers and directors of the Company’s former parent company, trustees of certain trusts that are directly or indirectly controlled by, or operate for the benefit of, Ben’s former CEO and founder or his family, entities directly or indirectly held by, or that are under common control with, such trusts, and in which Ben’s former CEO and his family members are among classes of economic beneficiaries, whether or not Ben’s former CEO is entitled to economic distributions from such trusts, and others. The LT Complaint alleges causes of action that include (i) actual or constructive fraudulent transfer for certain transactions between GWG and the Company or its affiliates, (ii) breaches of fiduciary duty, aiding and abetting breaches of fiduciary duty, and civil conspiracy, (iii) unjust enrichment, (iv) avoidance of any purported releases of the defendants, and (v) disallowance of the claims filed by certain defendants, including the Company, in the GWG bankruptcy case.

More specifically, such challenged transactions relate to (i) GWG’s purchase of $10 million of equity in the Company on June 12, 2019, (ii) GWG’s commitment on May 31, 2019 to loan trusts affiliated with the Company $65 million that GWG funded in two tranches ($50 million on June 3, 2019 and $15 million on November 22, 2019) and the repayment of such loan, (iii) GWG’s capital contribution to the Company of $79 million on December 31, 2019, (iv) approximately $145 million in capital contributions by GWG to the Company pursuant to a Preferred Series C Unit Purchase Agreement, and (v) the Company’s ultimate decoupling from GWG. Additionally, the LT Complaint seeks to void the debts owed by the Company to HCLP. The LT Complaint seeks to, among other things, void certain of the transactions and/or recover damages, attorney’s fees and expenses, pre-judgment and post-judgment interest.

On August 29, 2024, the Company and related entities moved to dismiss the claims asserted against them. Ben’s former CEO and related entities also moved to dismiss the claims asserted against them. The remaining defendants moved to dismiss the claims asserted against them on November 4, 2024. The motions remain pending as to related entities to Ben’s former CEO.

On December 26, 2024, the Litigation Trustee, the Company, its affiliates and officers and directors, and other defendants insured under the applicable insurance policies filed a stipulation informing the court that they had reached an agreement in principle to settle the case. On June 13, 2025, the Bankruptcy Court for the Southern District of Texas approved the settlement agreement resolving all claims pending in the Bankruptcy Court under the lawsuits related to GWG Holdings, Inc. against the Company, its subsidiaries, and each of their current and former directors and officers. The settlement does not require any payment by the Company or its affiliates and officers and directors and resolves the Adversary Proceeding. The securities class action described below is also contemplated to be resolved by this settlement. On September 25, 2025, the United States District Court for the Northern District of Texas granted the motion for preliminary approval of the settlement. A hearing on whether to grant final approval of the settlement has been set for January 13, 2026.

The terms of the settlement are within the policy limits of the Company’s insurance policy with respect to such claims, and the Company expects the settlement will be entirely funded by insurance proceeds. Accordingly, the Company has recorded an estimated liability of $34.5 million in accounts payable and accrued expenses and estimated insurance recoveries of $34.5 million in other assets, net, in the consolidated statement of financial condition as of March 31, 2025. The amounts reflected in our consolidated financial statements for the estimated liability and insurance recoveries represents an estimate of the amounts attributable to Ben, its consolidated subsidiaries, and directors as part of a broader settlement also involving other parties.

The Company owes indemnification obligations pursuant to certain existing contracts, including to certain parties included in the LT Complaint that are not parties to the settlement in principle described above. The Company is required to indemnify these parties for losses they incur in connection with the LT Complaint, including for their defense of the LT Complaint and any judgment entered against them in the LT Complaint.

Scura Action

On March 30, 2023, David Scura and Clifford Day, on behalf of themselves and all others similarly situated, filed a class action lawsuit in the United States District Court for Northern District of Texas against Ben, certain current and former members of its board of directors (Brad K. Heppner, Peter T. Cangany, Jr., Richard W. Fisher, Thomas O. Hicks, Dennis P. Lockhart, and Bruce W. Schnitzer), certain past members of the board of directors of GWG Holdings (Jon R. Sabes and Steven F. Sabes), FOXO Technologies Inc. (“FOXO”), and Emerson Equity LLC (“Emerson”) (the “Scura Action”). The suit alleged that the defendants defrauded GWG Holdings’ investors, and it asserted claims on behalf of a putative class consisting of all persons and entities who purchased or otherwise acquired GWG Holdings’ L Bonds or preferred stock of GWG Holdings between December 23, 2017, and April 20, 2022. The suit alleged that (i) BCG, the individual defendants, and FOXO violated Sections 10(b) of the Exchange Act and SEC Rule 10b-5 promulgated thereunder, (ii) that the individual defendants violated Section 20(a) of the Exchange Act and (iii) that Emerson violated Section 15(c)(1)(A) of the Exchange Act. The complaint did not allege the total amount of damages sought by the plaintiffs. On June 8, 2023, the plaintiffs in the Scura Action filed a voluntary notice of dismissal without prejudice.

On October 27, 2023, David Scura filed a petition in Dallas County District Court against Brad K. Heppner, Jon R. Sabes, Steven F. Sabes, Peter T. Cangany, Jr., Thomas O. Hicks, Dennis P. Lockhart, Bruce W. Schnitzer, the Company and FOXO, alleging violation of the Texas Securities Act, common law fraud, unjust enrichment, and civil conspiracy to defraud and seeking compensatory damages, costs and expenses. The same day, Clifford Day and Carla Monahan filed a petition in Dallas County District Court against the same defendants, alleging the same claims. On April 10, 2024, the plaintiffs and Ben parties entered into a twelve-month tolling agreement, and the plaintiffs filed motions to nonsuit their claims that the courts granted on April 12, 2024 and April 16, 2024, respectively.

The plaintiffs re-filed their claims in Dallas County District Court on November 22, 2024. On January 17, 2025, the plaintiffs filed notices informing the court that the parties had reached an agreement in principle to settle all claims and anticipate dismissing the cases following the settlement documentation process. The settlement does not require any payment by the Company or the other defendants. The parties entered into a settlement agreement on July 28, 2025, pursuant to which the Plaintiffs filed a notice of nonsuit with prejudice on August 22, 2025, which was effectively immediately upon filing.

Bayati Action

On May 3, 2023, Thomas Horton and Frank Moore, in their capacities as the Lead Plaintiffs in the Bayati Action (the “Lead Plaintiffs”), filed a motion to lift the automatic stay in the Chapter 11 Cases in order to file a motion in the Northern District of Texas seeking to consolidate the Bayati and Scura Actions under the Private Securities Litigation Reform Act. On June 8, 2023, the plaintiffs in the Scura Action filed a voluntary notice of dismissal without prejudice.

On August 16, 2023, Thomas Horton and Frank Moore, in their capacities as the Lead Plaintiffs in the Bayati Action, filed a notice regarding the confirmation of the Debtors’ Chapter 11 plan in the GWG bankruptcy, a motion seeking to lift the bankruptcy stay and a motion to consolidate the Bayati and Horton Actions. On September 12, 2023, the court entered an order consolidating the Bayati and Horton Actions. The court ordered that the consolidated action shall bear the caption “In re GWG Holdings, Inc. Securities Litigation.” The court lifted the bankruptcy stay and ordered the Lead Plaintiffs to file a new consolidated complaint within 20 days.

On October 2, 2023, the Lead Plaintiffs filed a Consolidated Class Action Complaint against the Company, Brad K. Heppner, Peter T. Cangany, Jr., Thomas O. Hicks, Dennis P. Lockhart, Bruce W. Schnitzer, Murray T. Holland, Timothy L. Evans, David H. de Weese, Roy W. Bailey, David F. Chavenson, and Whitley Penn LLP, alleging Securities Act violations arising out of the Offering. The complaint alleges that the individual defendants violated Sections 11, 12(a)(2), and 15 of the Securities Act, and further alleges that the Company violated Section 15 of the Securities Act. The Company, Brad K. Heppner, Peter T. Cangany, Jr., Thomas O. Hicks, Dennis P. Lockhart, and Bruce W. Schnitzer (the “Ben Individual Defendants”) filed a motion to dismiss the complaint on November 7, 2023. On January 4, 2024, defendants Murray Holland, Tim Evans, Roy Bailey, Whitley Penn, David Chavenson and David H. de Weese filed motions to dismiss. The Lead Plaintiffs’ responded to the various motions to dismiss on February 20, 2024, and the defendants (other than Whitley Penn) filed replies in support of the motions to dismiss on March 21, 2024. On October 24, 2024, the court granted defendants’ motions to dismiss and dismissed the claims without prejudice. The Lead Plaintiffs filed an amended complaint on November 14, 2024. On December 26, 2024, the Lead Plaintiff, the Company, and other defendants filed a motion informing the court that they had reached an agreement in principle to settle the claims on a class-wide basis. The settlement in principle does not require any payment by the Company or its affiliates and officers and directors. While the settlement has been approved by the Bankruptcy Court for the Southern District of Texas as it relates to the GWG Litigation Trust Adversary Proceedings as described above, this matter has not yet been approved by the relevant court. The Lead Plantiffs filed a motion for preliminary approval and, on September 25, 2025, the United States District Court for the Northern District of Texas granted the motion for preliminary approval of the settlement. A hearing on whether to grant final approval of the settlement has been set for January 13, 2026. If the settlement is not approved, the Company intends to vigorously defend itself in the litigation.

This litigation (and related litigation against other parties that is not part of the settlement) can subject us and certain of our directors to substantial costs and divert resources and the attention of management from our business. If these claims are successful, our business could be seriously harmed. Even if the claims do not result in protracted litigation or are resolved in our favor and the favor of our directors, the time and resources needed to resolve such claims could divert our management’s resources and adversely affect our business.

The settlement of the LT Complaint utilizes substantially all of the amount of insurance coverage available to the Company on certain continuing legal matters. Therefore, ongoing defense costs and, to the extent there are any, awards against the Company associated with these legal matters will be borne by the Company. Prior to the settlement of the LT Complaint, the substantial majority of the defense costs related to these certain continuing legal matters, were covered under the terms of our directors and officers insurance policies.

Wells Notice

On June 29, 2023, the Company received a “Wells Notice” from the Staff of the SEC’s Division of Enforcement, stating that the Staff has made a preliminary determination to recommend that the SEC file a civil enforcement action against the Company alleging violations of certain provisions of the Securities Act and the Exchange Act. The staff’s allegations appeared to relate to, among other things, the Company’s association with an amendment to the debt coverage ratio calculation approved by certain holders of GWG Holdings issued debt in 2019 under an indenture and related disclosures by GWG, the December 31, 2019 valuation of the Company’s goodwill by a third-party valuation agent, potential contractual rights concerning an amendment to the Company’s governing documents, and other items in the historical disclosures of GWG.

On July 1, 2024, the Company received a termination letter from the SEC advising the Company that the SEC’s investigation related to the Company had concluded and that the Staff does not intend to recommend any enforcement actions by the SEC. The termination letter was provided to the Company under the guidelines of the final paragraph of Securities Act Release No. 5310 which states, among other things, that “[such notice] must in no way be construed as indicating that the party has been exonerated or that no action may ultimately result from the staff’s investigation of that particular matter.” While there have been no further actions to date, there can be no assurance that there will not be any further action on this or other matters by the SEC.

YWCA Action

On December 6, 2024, Young Women’s Christian Association of Rochester and Monroe County (“YWCA”) filed a derivative and class action lawsuit in the Delaware Court of Chancery against Hatteras Funds, LP and Hatteras Investment Partners, LP (together, “HIP”); Hatteras Master Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund (the “TEI Institutional Fund,” and together with Hatteras Master Fund, L.P., the “Funds”); various current or former officers and directors of the Funds (David B. Perkins, H. Alexander Holmes, Steven E. Moss, Gregory S. Sellers, and Thomas Mann) (collectively, the “Director Defendants,” and together with HIP, the “Hatteras Defendants”); and Beneficient and Bradley K.

Heppner (the “Ben Defendants”). YWCA, as a unitholder of the TEI Institutional Fund, asserts claims against the Hatteras Defendants for breach of fiduciary duty, breach of contract, and unjust enrichment arising from a plan to liquidate the Funds that involved a transaction with the Company. YWCA also asserts claims against the Ben Defendants for fraud, aiding and abetting breach of fiduciary duty, and unjust enrichment in connection with this transaction.

On January 10, 2025, the Hatteras Defendants and Mr. Perkins filed a Notice of Removal, removing the action to the United States District Court of the District of Delaware (the “District Court”) pursuant to the Class Action Fairness Act, 28 U.S.C. § 1453(b), and 28 U.S.C. § 1332(d), which provides for federal jurisdiction over certain class action lawsuits. On January 28, 2025, YWCA filed an amended complaint, which continues to assert the derivative claims asserted in its original complaint (Counts I-VII) but no longer asserts the class action claim (formerly Count VIII). As a result, the parties entered into a stipulation remanding the case to the Court of Chancery for all further proceedings, which was entered by the District Court on February 5, 2025. On February 6, 2025, the parties filed a Joint Stipulation and Proposed Order Setting Time to Respond to Amended Complaint in the Court of Chancery. On March 3, 2025, the Ben Defendants filed a motion to dismiss the complaint and an opening brief in support of such motion. On April 18, 2025, YWCA filed its opposition to the motions to dismiss, and on May 12, 2025, Defendants filed their replies. The Court is scheduled to hear oral argument on the motions to dismiss on December 5, 2025. The Company intends to vigorously defend against these claims.

Templeton Revocable Trust Action

On May 16, 2025, Susan J. Templeton Revocable Trust (“Templeton Trust”) filed a derivative complaint in in the Delaware Court of Chancery against Hatteras Investment Partners, LP, formerly known as Hatteras Funds, LP, (“HIP”), David B. Perkins (Mr. Perkins, together with HIP, the “Hatteras Defendants”), the Company, and Brad Heppner (“Mr. Heppner,” together with Ben, the “Ben Defendants”). Templeton Trust, as a unit holder of nominal defendant Hatteras Evergreen Private Equity Fund, LLC (the “Fund”), asserts the following claims arising from a plan to liquidate the Fund that involved a transaction with the Company: (i) direct and derivative claims against the Hatteras Defendants for breach of fiduciary duty, (ii) derivative claims against HIP and the Ben Defendants for unjust enrichment, and a derivative claim against the Ben Defendants for aiding and abetting breach of fiduciary duty. The Company intends to vigorously defend against these claims.

Lazard Action

On March 17, 2025, Lazard Frères & Co. LLC (“Lazard”) filed a complaint against the Company in the U.S. District Court for the Southern District of New York, alleging that the Company breached the terms of its previous contract with Lazard by failing to timely pay amounts owed thereunder. Lazard seeks damages in the amount of approximately $4.5 million in addition to costs, attorneys’ fees and prejudgment interest. In June 2025, the Company reached a settlement with Lazard for payment of approximately $2.5 million based on a payment schedule outlined in the settlement agreement. The Company had previously accrued the $4.5 million in its statement of financial condition and upon the completion of the payments outlined in the settlement agreement will release the additional accrual of $2.0 million. As of the date of the filing of this Annual Report on Form 10-K, all required payments under the payment schedule outlined in the settlement agreement have been made on a timely basis.

HCLP Action

On August 5, 2025, HCLP filed a summons with notice in the Supreme Court of the State of New York seeking a judgment against the Company for amounts owed under the HCLP Loan Agreement in addition to attorney’s fees and litigation costs. The summons with notice did not include a complaint and has not been served on the Company. In light of these circumstances, the Company is evaluating the validity of its obligations under the HCLP Loan Agreement and the liens securing the HCLP Loan and is considering all options that it may pursue related to this conduct, including counter claims and litigation against Mr. Heppner, HCLP and any direct or indirect control parties of HCLP. The Company intends to vigorously pursue its claims regarding the validity of such purported indebtedness.